Consolidated Statements of Operations (Unaudited) (Parenthetical) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statements of Operations [Abstract]
Stock compensation included in Selling and administrative expenses	$ 563,000	$ 290,162			$ 818,595